Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill by Reporting Unit and Impairment Recognized

	December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017	December 31, 2017
	Goodwill balance	Impairment	Currency translation adjustment	Goodwill balance
Office & Facilities	$224,683	$(224,683)	$—	$—
Industrial	13,067	—	86	13,153
Automotive	45,234	(45,561)	327	—
CPO	14,922	(14,922)	—	—

	$297,906	$(285,166)	$413	$13,153

Summary of Intangible Assets of Company by Major Class

The following table summarizes the intangible assets of the Company by major class of intangible asset and the cost, accumulated amortization, net carrying amount, and weighted average life, if applicable (in thousands):

	March 31, 2018				December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (years)
Intangible assets subject to amortization
Customer relationships and other intangibles	$137,853	$(74,351)	$63,502	16	$138,110	$(72,192)	$65,918	16
Non-compete agreements	4,655	(4,260)	395	4	4,659	(4,260)	399	4
Trademarks	13,741	(6,772)	6,969	14	13,766	(6,642)	7,124	14

Total	$156,249	$(85,383)	$70,866		$156,535	$(83,094)	$73,441

The following table summarizes the intangible assets of the Company by major class of intangible assets and the cost, accumulated amortization, net carrying amount, and weighted average life (in thousands):

	December 31, 2017				December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (years)
Intangible assets subject to amortization
Customer lists and other intangibles	$138,110	$(72,192)	$65,918	16	$137,452	$(62,235)	$75,217	16
Non-compete agreements	4,659	(4,260)	399	4	4,649	(4,260)	389	4
Trademarks	13,766	(6,642)	7,124	14	13,704	(5,620)	8,084	14

Total	$156,535	$(83,094)	$73,441		$155,805	$(72,115)	$83,690

Summary of Amortization Expense Expected to be Incurred Over Next Five Years on Intangible Assets	The following table summarizes the amortization expense to be incurred in 2018 through 2022 on intangible assets (in thousands):

Year	Amount
2018	$8,066
2019	6,944
2020	6,941
2021	6,941
2022	6,887

The following table summarizes the amortization expense expected to be incurred over the next five years on intangible assets (in thousands):

Year	Amounts
2018	$8,083
2019	6,966
2020	6,962
2021	6,962
2022	6,909